Unrealized Fair Value Losses (Gains), Net	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Unrealized Fair Value Losses (Gains), Net
10.	Unrealized Fair Value Losses (Gains), Net

		Three Months Ended June 30		Six Months Ended June 30
(in thousands)	Note	2018	2017	2018	2017
Loss on fair value adjustment of convertible note receivable	16	$283	$—	$2,054	$—
Loss on fair value adjustment of share purchase warrants held	17	12	—	111	—

Total unrealized fair value losses (gains), net		$295	$—	$2,165	$—